IMPAIRMENT AND IMPAIRMENT REVERSAL - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IMPAIRMENT
Impairment loss	$ 0	$ 0
Goodwill	$ 4,157,672	$ 4,157,672
Inflation rate (as a percent)	2.00%	2.00%
Macassa CGU
IMPAIRMENT
Impairment charge			$ 675,000
Goodwill			0
Impairment reversal	$ 229,000
Impairment reversal net of tax	$ 156,000
Nominal discount rate	6.10%
Estimate of future long-term gold price | $ / oz	3,100
Inflation rate (as a percent)	2.00%
Macassa CGU | Minimum
IMPAIRMENT
Estimate of future short-term gold price | $ / oz	3,500
Macassa CGU | Maximum
IMPAIRMENT
Estimate of future short-term gold price | $ / oz	4,300
Macassa CGU | Goodwill
IMPAIRMENT
Impairment charge			420,900
Macassa CGU | property, plant and mine development
IMPAIRMENT
Impairment charge			$ 254,100